Net debt - Schedule of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net cash and cash equivalents
Cash and cash equivalents at start of year	£ 204	£ 157	£ 73
Cash flow	(48)	9	95
Foreign exchange movements	7	5	(7)
Acquisition of NGED		44
Reclassification to held for sale		(11)	(4)
Cash and cash equivalents at end of year	163	204	157
Financial investments
Financial investments, beginning balance	3,145	2,342	1,998
Cash flow	(651)	752	429
Fair value gains and losses	(18)	(12)	14
Foreign exchange movements	61	53	(106)
Interest income/(charges)	73	43	7
Other non-cash movements		(15)
Acquisition of NGED		69
Reclassification to held for sale	(5)	(87)
Financial investments, ending balance	2,605	3,145	2,342
Borrowings
Borrowings, beginning balance	(45,465)	(31,220)	(30,794)
Cash flow	5,268	(9,993)	(2,336)
Fair value gains and losses	367	286	159
Foreign exchange movements	(1,311)	(652)	1,710
Interest income/(charges)	(1,658)	(1,177)	(946)
Other non-cash movements	(283)	34	(136)
Acquisition of NGED		(8,286)
Reclassification to held for sale	97	5,543	1,123
Borrowings, ending balance	(42,985)	(45,465)	(31,220)
Financing derivatives
Financing derivatives, beginning balance	(693)	175	133
Cash flow	455	262	4
Fair value gains and losses	(348)	(604)	31
Interest income/(charges)	(170)	(59)	7
Acquisition of NGED		26
Reclassification to held for sale		(493)
Financing derivatives, ending balance	(756)	(693)	175
Net debt
Net debt, beginning balance	(42,809)	(28,546)	(28,590)
Cash flow	5,024	(8,970)	(1,808)
Fair value gains and losses	1	(330)	204
Foreign exchange movements	(1,243)	(594)	1,597
Interest income/(charges)	(1,755)	(1,193)	(932)
Other non-cash movements	(283)	19	(136)
Acquisition of NGED		(8,147)
Reclassification to held for sale	92	4,952	1,119
Net debt, ending balance	(40,973)	(42,809)	(28,546)
Interest received	65	29	7
Net movements in short-term financial investments	586	(781)	(436)
Interest payable	401	£ 351	£ 263
Non-current assets
Financing derivatives
Financing derivatives, ending balance	263
Net debt
Net debt, ending balance	263
Current assets
Net cash and cash equivalents
Cash and cash equivalents at end of year	163
Financial investments
Financial investments, ending balance	2,605
Financing derivatives
Financing derivatives, ending balance	100
Net debt
Net debt, ending balance	2,868
Current liabilities
Borrowings
Borrowings, ending balance	(2,955)
Financing derivatives
Financing derivatives, ending balance	(93)
Net debt
Net debt, ending balance	(3,048)
Non-current liabilities
Borrowings
Borrowings, ending balance	(40,030)
Financing derivatives
Financing derivatives, ending balance	(1,026)
Net debt
Net debt, ending balance	£ (41,056)